Commitments and Contingent Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Summary of Minimum Annual Rental Commitments for Operating Leases

The minimum annual rental commitments for operating leases subsequent to September 30, 2017, exclusive of taxes and other charges, are summarized as follows:

Minimum Rental Commitments
2017	$754
2018	2,849
2019	2,506
2020	2,006
2021	1,759
Thereafter	3,025
Total	$12,899

        The minimum annual rental commitments for operating leases subsequent to December 31, 2016, exclusive of taxes and other charges, are summarized as follows:

Minimum Rental Commitments
2017	$2,766
2018	2,105
2019	1,875
2020	1,480
2021	1,212
Thereafter	2,791
Total	$12,229

Summary of Contract or Notional Amount of Outstanding Loan and Lease Commitments

The following table summarizes the contract or notional amount of outstanding loan and lease commitments at September 30, 2017 and December 31, 2016:

	September 30,		December 31,
	2017		2016
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit	$46,427	$425,115	$37,731	$332,928
Standby letters of credit	1,050	3,655	1,060	4,135
Total	$47,477	$428,770	$38,791	$337,063

        The following table summarizes the contract or notional amount of outstanding loan and lease commitments at December 31, 2016 and 2015:

	2016		2015
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit	$37,731	$332,928	$31,579	$169,298
Standby letters of credit	1,060	4,135	1,147	1,497

Total	$38,791	$337,063	$32,726	$170,795